Current and long-term debt - Convertible senior notes due 2022 (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2022	May 31, 2022	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Jul. 31, 2018	May 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,436,224,000	$ 2,541,678,000
Average price per note	$ 1,145	$ 1,158.94
Repurchase / repayment of convertible notes					(83,968,000)	0	$ (46,737,000)
Gain (loss) on exchange of convertible notes					481,000	(5,504,000)	1,013,000
Interest expense on borrowings					137,123,000	115,983,000	132,423,000
Non-cash accretion					12,718,000	13,265,000	$ 8,413,000
Convertible Senior Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued									$ 15,000,000	$ 188,500,000
Borrowings interest rate										3.00%
Convertible Senior Notes Due 2019 | At Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate									8.25%	8.25%
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued			$ 19,400,000	$ 52,300,000				$ 62,100,000	$ 15,000,000	$ 188,500,000
Borrowings interest rate										3.00%
Borrowings									12,200,000	$ 154,300,000
Carrying amount of equity component									$ 2,800,000	$ 34,200,000
Repurchase of notes, face amount				52,300,000
Average price per note				894.12
Principal amount				1,000
Repurchase / repayment of convertible notes				46,700,000
Reduction of liability - convertible note				47,700,000
Gain (loss) on repurchase of convertible notes				$ 1,000,000
Gain (loss) on exchange of convertible notes			5,500,000
Interest expense on borrowings					800,000	2,800,000
Non-cash accretion					$ 1,400,000	4,700,000
Convertible Notes Due 2022 | Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through write-off of equity portion of convertible notes, equity			1,500,000
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued			$ 19,400,000					$ 62,100,000
Borrowings interest rate			3.00%		3.00%			3.00%
Carrying amount of equity component			$ 2,400,000					$ 5,300,000
Repurchase of notes, face amount	1,500,000	10,800,000
Principal amount	1,000	1,000						$ 1,000
Repurchase / repayment of convertible notes	$ 1,700,000	12,600,000
Reduction of liability - convertible note		$ 12,800,000
Gain (loss) on repurchase of convertible notes					$ 500,000
Interest expense on borrowings					5,200,000	4,100,000
Non-cash accretion					$ 11,300,000	$ 8,600,000
Convertible Notes Due 2025 | At Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate								8.25%